Land use rights, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Land use rights, net
Land use rights		¥ 2,567,271			¥ 7,254,974
Less: Accumulated amortization		(119,760)			(204,165)
Net book value		2,447,511		$ 1,083,690	7,050,809
Amortization expenses	¥ 84,405	¥ 48,528	¥ 30,360
Amortization expenses related to the land use rights for future periods
2018					146,238
2019					146,238
2020					146,238
2021					146,238
2022					146,238
2023 and thereafter					¥ 6,319,619